Leases - Summary of payment term of future minimum lease payments under capital leases (Detail) ¥ in Millions	Sep. 30, 2018 JPY (¥)
Leases [Abstract]
Minimum lease payments, Total	¥ 44,409
Minimum lease payments, Less than 1 year	3,763
Minimum lease payments, 1 to 2 years	3,849
Minimum lease payments, 2 to 3 years	3,879
Minimum lease payments, 3 to 4 years	3,877
Minimum lease payments, 4 to 5 years	3,875
Minimum lease payments, More than 5 years	¥ 25,166